Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid expenses	€ 19,210	€ 9,258
Other	20,685	21,146
Total prepaid expenses and other current assets	39,895	30,404	[1]
Vat related receivables	€ 14,943	€ 14,657

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”